Segment Information (Details) - Schedule of Disaggregates Revenues by Segments - Operating Segments [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 28, 2024	Sep. 30, 2023	Sep. 28, 2024	Sep. 30, 2023
Disaggregation of Revenue [Line Items]
Total Revenue	$ 46,098	$ 49,537	$ 131,719	$ 145,776
Permanent Revenue [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	422	186	797	913
Temporary Revenue [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	45,676	49,351	130,922	144,863
Commercial Staffing - US [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	19,172	23,714	58,970	71,106
Commercial Staffing - US [Member] | Permanent Revenue [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	107	24	213	194
Commercial Staffing - US [Member] | Temporary Revenue [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	19,065	23,690	58,757	70,912
Professional Staffing - US [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	26,926	25,823	72,749	74,670
Professional Staffing - US [Member] | Permanent Revenue [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	315	162	584	719
Professional Staffing - US [Member] | Temporary Revenue [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	$ 26,611	$ 25,661	$ 72,165	$ 73,951